Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Operating activities:
Net loss	$ (17,936,000)	$ (7,223,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	141,000	122,000
Loss on disposal of intangible assets		88,000
Amortization of debt discount and issuance costs included in interest expense	4,651,000	2,324,000
Loss on debt extinguishment	2,424,000	195,000
Provision for doubtful accounts	47,000	10,000
Deferred rent	(70,000)	(44,000)
Share-based compensation expense	697,000	1,397,000
Fair value adjustment on warrant liability	(2,093,000)	(11,665,000)
Loss on exchange of warrants	0	4,410,000
Fair value adjustment on derivative liability	5,774,000	2,761,000
Changes in current assets and liabilities:
Receivables	(509,000)	(111,000)
Prepaids and other current assets	155,000	17,000
Deferred revenue	(158,000)	1,329,000
Accounts payable and other accrued liabilities	916,000	882,000
Net Cash Provided by (Used in) Operating Activities, Continuing Operations	(5,726,000)	(5,168,000)
Investing activities:
Purchases of property and equipment	(106,000)	(107,000)
Deposits and other assets	16,000
Net cash used in investing activities	(90,000)	(107,000)
Financing activities:
Proceeds from the issuance of common stock and warrants		2,463,000
Proceeds from the issuance of convertible debt, related party	300,000	5,910,000
Payments on convertible debenture		(2,681,000)
Proceeds from the issuance of senior promissory note, related party	5,505,000
Transactions costs		(185,000)
Capital lease obligations	(54,000)	(24,000)
Net cash provided by financing activities	5,751,000	5,483,000
Net increase (decrease) in cash and cash equivalents	(65,000)	208,000
Cash and cash equivalents at beginning of period	916,000	708,000
Cash and cash equivalents at end of period	851,000	916,000
Supplemental disclosure of cash paid
Interest	149,000	271,000
Income taxes	48,000	41,000
Supplemental disclosure of non-cash activity
Common stock issued for exercise of warrants	46,000
Property and equipment acquired through capital leases and other financing	34,000	54,000
Warrants Issued for Services [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of stock and warrants		168,000
Common Stock Issued for Consulting Services [Member]
Adjustments to reconcile net loss to net cash used in operating activities:
Issuance of stock and warrants	$ 235,000	$ 172,000